GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance	$ 329,589	$ 329,589	$ 334,620
Impairment loss		(152,018)	(5,031)	$ 0
Ending balance		177,571	329,589	334,620
Obagi Medical
Goodwill [Roll Forward]
Beginning balance	194,517	194,517	199,548
Impairment loss	(132,100)	(132,058)	(5,031)
Ending balance		62,459	194,517	199,548
Milk Makeup
Goodwill [Roll Forward]
Beginning balance	135,072	135,072	135,072
Impairment loss	$ (20,000)	(19,960)	0
Ending balance		$ 115,112	$ 135,072	$ 135,072